GENERAL (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended			12 Months Ended
		Mar. 05, 2014	May 31, 2016	Nov. 30, 2013	May 30, 2012	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011	Nov. 30, 2008
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross								$ 10,969
Discount rate						16.00%
Business Combination, Consideration Transferred								10,969
Investments in affiliated company						15,730	19,800
Deposits with escrow agent (see also Note 1b4)						585	1,760		$ 1,760
Goodwill and Intangible Asset Impairment							7,132	2,890
Impairment of goodwill							3,843	1,185
Gain from loss of control	[1]					(1,149)
Cool Touch Inc (CT) [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 10,969
Percentage interest acquired		100.00%
Maximum contingent consideration		$ 4,000
Contingent consideration						$ 0	0
Discount rate						16.00%
Contingent payment liability paid						$ 0	0
Impairment of goodwill							$ 2,500
Long-term growth rate							3.00%
Unilever Ventures [Member]
Business Acquisition [Line Items]
Cumulative percentage ownership				51.00%
Syneron China [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross									$ 2,200
Percentage interest acquired									45.00%	4.00%		51.00%
Joint venture, capital investment										$ 156		$ 510
Amount paid for non-controlling shareholders			$ 1,088
Rakuto Bio Technologies Ltd. (RBT) [Member]
Business Acquisition [Line Items]
Contingent consideration					$ 15,240	$ 0	$ 878
Discount rate						17.00%	17.00%
Business Combination, Consideration Transferred					5,000
Investments in affiliated company											$ 4,275
Cost method investment ownership percentage											49.52%
Additional amount to be paid for acquisition of shares					$ 5,000
Contingent consideration as a percentage of net sales					2.019%
Impairment of goodwill							$ 1,343	$ 1,185
Long-term growth rate								3.00%
Light Instruments Ltd. (LI) [Member]
Business Acquisition [Line Items]
Maximum contingent consideration						$ 5,850
Gain from loss of control						$ 1,149

[1]	On May 31, 2016, the Company signed a definitive agreement to sell its LI subsidiary. Accordingly, on the deconsolidation date the Company recorded a gain of $1,149.